Income Taxes - Movement in net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Balance, beginning of year	$ 113.1	$ 86.0
Recognized in net (loss) income	26.6	37.4
Recognized in other comprehensive income (loss)	1.1	(5.6)
Other	2.3	(4.7)
Balance, end of year	$ 143.1	$ 113.1